INCOME TAXES - Tax Expense Reconciliation (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
INCOME TAXES
Income/(loss) before income tax	¥ (372,533)	$ (54,012)	¥ 106,669	¥ 265,609
Tax expense/(benefit) at PRC enterprise income tax rate of 25%	(93,133)		26,667	66,402
Effect of preferential tax rates	(29,784)		19,387	41,869
Tax effect of permanence differences	(53,808)		(34,587)	(20,001)
Effect of income tax rate differences in other jurisdictions	16,071		23,666	21,625
Change in tax rate			9,549	3,460
Changes in valuation allowances	35,211		4,837	1,537
Income tax expenses/(benefit)	¥ (65,875)	$ (9,551)	¥ 10,745	¥ 31,154